Non-financial assets and liabilities (Details) - Schedule of Leases In Balance Sheet - AUD ($)		Jun. 30, 2023	Jun. 30, 2022
Right-of-use assets1
Properties	[1]	$ 180,078	$ 207,086
Total right-of-use assets	[1]	180,078	207,086
Lease liabilities2
Current	[2]	38,767	34,376
Non-current	[2]	150,325	175,411
Total lease liabilities	[2]	$ 189,092	$ 209,787

[1]	Included in the line item ‘property, plant and equipment’ in the consolidated balance sheet.
[2]	Included in the line items ‘other current liabilities’ and ‘other non-current liabilities’ in the consolidated balance sheet.